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                     J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
                                522 FIFTH AVENUE
                              NEW YORK, NY 10036



February 23, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

    Re:  J.P. Morgan Mutual Fund Investment Trust (File Nos. 811-5526 and
         33-09421)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for J.P. Morgan Mutual Fund Investment Trust (the "Trust") does not differ from that contained in Post-Effective Amendment
No. 44 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on February 18, 2005.

Please call the undersigned at (212) 837-1711 with any questions you may have.

                              Very truly yours,



                              /s/ Avery P. Maher
                              ------------------
                              Avery P. Maher
                              Vice President and
                              Assistant General Counsel